Note 49 - Gains (losses) on derecognition of non financial assets and subsidiaries, net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains (losses) on derecognition of non financial assets and subsidiaries, net
Gains On Disposals Of Investment in Subsidiaries	€ 38	€ 111	€ 23
Gains On Disposals Of Property Plant And Equipment	69	64	71
Losses On Disposals Of Investment in Subsidiaries	27	58	2,222
Losses On Disposals Of Property Plant And Equipment	33	47	7
Total Disposal of tangible assets and other, gains	€ 47	€ 70	€ (2,135)